RELATED PARTY TRANSACTIONS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties			$ 30,743	$ 3,235
Chanticleer Investors Ii Llc [Member]
Revenue from Related Parties	61,743	0	30,743	1,485
North American Energy Resources Inc [Member]
Revenue from Related Parties			$ 0	$ 1,750